Fair Value of Assets Acquired and Liabilities Assumed (Detail) $ in Thousands	Apr. 01, 2014 USD ($)
Assets
Fixed maturities	$ 9,194,903
Commercial mortgage loans	1,263,902
Policy loans	196,451
Short-term investments	979,728
Other invested assets	1,104
Cash	40,529
Accrued investment income	103,246
Reinsurance recoverable	5,606,879
Value of business acquired	290,795
Deposit receivable	1,550,351
Intangibles	5,200
Other assets	554,176
Separate account assets	1,661,007
Total assets acquired	21,448,271
Liabilities
Future policy benefits and other policyholder liabilities	6,682,833
Policyholders' account balances	10,367,246
Accrued expenses and other liabilities	78,026
Modified coinsurance payable	1,550,351
Other long-term debt - affiliate	513,000
Separate account liabilities	1,661,007
Total liabilities assumed	20,852,463
Net assets acquired	$ 595,808